Revenues (Tables) (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Schedule of Geographical Revenue Information

The Company’s geographical revenue information is set forth below:

	Three-Month Period Ended September 30,		Nine-Month Period Ended September 30,
	2020	2019	2020	2019
	US$	US$	US$	US$
Sales in PRC	$8,386,376	$8,723,761	$13,940,497	$20,371,987
Sales in Overseas
—Republic of China (ROC, or Taiwan)	1,967,824	1,941,992	3,652,757	4,974,950
-South Korea	1,508,698	1,894,824	2,993,888	5,135,774
-Others	41,222	23,259	82,130	101,380
Sub-total	3,517,744	3,860,075	6,728,775	10,212,104
Total Revenue	$11,904,120	$12,583,836	$20,669,272	$30,584,091